ENTERPRISE-WIDE DISCLOSURE	6 Months Ended
Jan. 31, 2025
Segment Reporting [Abstract]
ENTERPRISE-WIDE DISCLOSURE

NOTE 9 — ENTERPRISE-WIDE DISCLOSURE

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decisions about allocating resources to each segment and evaluates their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and his direct assistants, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines and by regions (Hong Kong, Vietnam, Japan and Singapore) for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues by business lines are as follows:

	For the three months ended		For the six months ended
	January 31,		January 31,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Electronic Device Hardware Components Sales	$–	$43,479	$–	$103,381
Software and Website Development Services	–	–	–	19,230
Software Maintenance and Business Promotion Services	–	14,013	–	29,276
Business Consulting Services	9,120	17,580	230,367	68,113
Global Logistics Services	2,070,083	2,819,056	4,829,776	4,000,776
Total revenues	$2,079,203	$2,894,128	$5,060,143	$4,220,776

Disaggregated information of revenues by regions are as follows:

	For the three months ended		For the six months ended
	January 31,		January 31,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Hong Kong	$1,997,203	$2,151,434	$4,573,373	$3,202,451
Vietnam	–	538,694	166,770	712,225
Japan	82,000	204,000	320,000	304,850
Singapore	–	–	1,250	1,250
Total revenues	$2,079,203	$2,894,128	$5,060,143	$4,220,776